Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 2.6%
Beijing Enlight Media Co. Ltd., Class A	11,000	$17,058
China Film Co. Ltd., Class A	5,900	10,778
China South Publishing & Media Group Co. Ltd., Class A	6,500	10,452
China United Network Communications Ltd., Class A	119,300	93,526
Chinese Universe Publishing and Media Group Co. Ltd., Class A	5,200	10,578
CITIC Guoan Information Industry Co. Ltd., Class A*	10,800	5,346
Focus Media Information Technology Co. Ltd., Class A	56,823	43,408
G-bits Network Technology Xiamen Co. Ltd., Class A	300	17,948
Giant Network Group Co. Ltd., Class A	5,100	13,855
Mango Excellent Media Co. Ltd., Class A*	6,600	41,610
NanJi E-Commerce Co. Ltd., Class A*	9,000	12,579
Oriental Pearl Group Co. Ltd., Class A	12,397	18,018
Perfect World Co. Ltd., Class A	4,800	35,055
Wanda Film Holding Co. Ltd., Class A*	7,400	17,150
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	7,600	36,814
Youzu Interactive Co. Ltd., Class A*	3,200	12,365
(Cost $344,948)		396,540
Consumer Discretionary - 5.9%
BAIC BluePark New Energy Technology Co. Ltd., Class A*	12,000	11,038
BTG Hotels Group Co. Ltd., Class A	3,500	8,146
BYD Co. Ltd., Class A	6,898	64,508
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,000	13,920
China Grand Automotive Services Group Co. Ltd., Class A	30,991	18,266
China International Travel Service Corp. Ltd., Class A	7,543	84,708
Chongqing Changan Automobile Co. Ltd., Class A	14,900	21,678
Fuyao Glass Industry Group Co. Ltd., Class A	7,509	24,890
Gree Electric Appliances, Inc. of Zhuhai, Class A	11,600	98,240
Guangzhou Automobile Group Co. Ltd., Class A	9,060	14,063
Haier Smart Home Co. Ltd., Class A	22,300	54,297
Hangzhou Robam Appliances Co. Ltd., Class A	3,500	15,532
HLA Corp. Ltd., Class A	11,200	10,911
Huayu Automotive Systems Co. Ltd., Class A	12,200	49,130
Liaoning Cheng Da Co. Ltd., Class A*	5,600	14,060
NavInfo Co. Ltd., Class A	7,400	18,124
Ningbo Joyson Electronic Corp., Class A*	5,000	18,791
Oppein Home Group, Inc., Class A	900	14,183
SAIC Motor Corp. Ltd., Class A	28,827	91,592
Shandong Linglong Tyre Co. Ltd., Class A	4,600	14,971
Shanghai Jinjiang International Hotels Co. Ltd., Class A	2,100	8,496
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	11,100	11,179
Shenzhen Overseas Chinese Town Co. Ltd., Class A	31,300	29,239
Songcheng Performance Development Co. Ltd., Class A	5,591	22,059
Suning.com Co. Ltd., Class A	35,564	47,214
Suofeiya Home Collection Co. Ltd., Class A	3,700	9,978
TCL Technology Group Corp., Class A	52,500	44,162
Visual China Group Co. Ltd., Class A	2,500	6,044
Wanxiang Qianchao Co. Ltd., Class A	9,300	7,450
Weifu High-Technology Group Co. Ltd., Class A	3,900	10,946
Wuchan Zhongda Group Co. Ltd., Class A	20,800	14,194
Zhejiang Semir Garment Co. Ltd., Class A	4,600	5,113
Zhejiang Supor Co. Ltd., Class A	2,000	21,015
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	7,000	7,160
(Cost $822,012)		905,297
Consumer Staples - 13.8%
Angel Yeast Co. Ltd., Class A	3,100	12,861
Anhui Gujing Distillery Co. Ltd., Class A	1,500	26,244
Anhui Kouzi Distillery Co. Ltd., Class A	2,300	14,731
Beijing Dabeinong Technology Group Co. Ltd., Class A	13,400	13,131
Beijing Shunxin Agriculture Co. Ltd., Class A	2,800	22,031
Beijing Yanjing Brewery Co. Ltd., Class A	10,400	8,704
By-health Co. Ltd., Class A	6,400	14,969
Chongqing Brewery Co. Ltd., Class A	1,800	11,732
Chongqing Fuling Zhacai Group Co. Ltd., Class A	2,900	11,405
Foshan Haitian Flavouring & Food Co. Ltd., Class A	8,526	121,458
Fujian Sunner Development Co. Ltd., Class A	3,900	12,101
Guangdong Haid Group Co. Ltd., Class A	6,000	29,355
Heilongjiang Agriculture Co. Ltd., Class A	7,300	12,856
Henan Shuanghui Investment & Development Co. Ltd., Class A	10,600	51,558
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	22,713	93,936
Jiangsu King's Luck Brewery JSC Ltd., Class A	4,800	20,257

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,824	81,134
Jiangxi Zhengbang Technology Co. Ltd., Class A	9,300	20,116
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	3,000	16,223
Juewei Food Co. Ltd., Class A	2,100	12,203
Kweichow Moutai Co. Ltd., Class A	4,700	710,695
Laobaixing Pharmacy Chain JSC, Class A	1,000	9,814
Luzhou Laojiao Co. Ltd., Class A	5,406	57,848
Muyuan Foodstuff Co. Ltd., Class A	8,110	135,163
New Hope Liuhe Co. Ltd., Class A	16,372	56,680
Shanghai Jahwa United Co. Ltd., Class A	2,400	8,837
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,410	42,075
Sichuan Swellfun Co. Ltd., Class A	1,800	11,582
Tech-Bank Food Co. Ltd., Class A*	4,400	6,137
Toly Bread Co. Ltd., Class A	2,000	12,583
Tongwei Co. Ltd., Class A	15,000	37,016
Tsingtao Brewery Co. Ltd., Class A	2,200	13,439
Wens Foodstuffs Group Co. Ltd., Class A	20,487	95,339
Wuliangye Yibin Co. Ltd., Class A	14,754	254,547
Yifeng Pharmacy Chain Co. Ltd., Class A	1,400	16,363
Yonghui Superstores Co. Ltd., Class A	34,366	42,280
Yuan Longping High-tech Agriculture Co. Ltd., Class A	5,200	12,297
(Cost $1,638,061)		2,129,700
Energy - 2.0%
China Merchants Energy Shipping Co. Ltd., Class A	25,900	18,748
China Petroleum & Chemical Corp., Class A	96,650	63,602
China Shenhua Energy Co. Ltd., Class A	16,800	38,454
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	9,700	7,743
Guanghui Energy Co. Ltd., Class A	32,800	13,326
Offshore Oil Engineering Co. Ltd., Class A	14,000	11,636
PetroChina Co. Ltd., Class A	60,935	44,196
Shaanxi Coal Industry Co. Ltd., Class A	31,799	35,938
Shandong Xinchao Energy Corp. Ltd., Class A*	21,200	5,793
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	11,400	9,883
Shanxi Meijin Energy Co. Ltd., Class A*	15,600	18,612
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	11,000	7,963
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,600	17,819
Yanzhou Coal Mining Co. Ltd., Class A	9,400	11,928
(Cost $370,523)		305,641
Financials - 24.7%
Agricultural Bank of China Ltd., Class A	276,317	134,795
Anxin Trust Co. Ltd., Class A*	18,600	7,956
Avic Capital Co. Ltd., Class A	33,310	20,300
Bank of Beijing Co. Ltd., Class A	76,714	56,080
Bank of Chengdu Co. Ltd., Class A	13,650	15,954
Bank of China Ltd., Class A	128,812	65,418
Bank of Communications Co. Ltd., Class A	150,538	111,985
Bank of Guiyang Co. Ltd., Class A	12,280	14,757
Bank of Hangzhou Co. Ltd., Class A	19,740	24,258
Bank of Jiangsu Co. Ltd., Class A	44,261	40,397
Bank of Nanjing Co. Ltd., Class A	32,500	36,079
Bank of Ningbo Co. Ltd., Class A	21,850	78,645
Bank of Shanghai Co. Ltd., Class A	52,135	64,216
Bohai Leasing Co. Ltd., Class A*	20,700	9,772
Caitong Securities Co. Ltd., Class A	13,600	21,596
Changjiang Securities Co. Ltd., Class A	18,100	17,452
China CITIC Bank Corp. Ltd., Class A	21,300	16,546
China Construction Bank Corp., Class A	36,700	34,126
China Everbright Bank Co. Ltd., Class A	152,931	82,699
China Life Insurance Co. Ltd., Class A	10,814	45,560
China Merchants Bank Co. Ltd., Class A	77,443	378,895
China Merchants Securities Co. Ltd., Class A	20,732	52,348
China Minsheng Banking Corp. Ltd., Class A	131,271	107,418
China Pacific Insurance Group Co. Ltd., Class A	24,177	110,298
CITIC Securities Co. Ltd., Class A	37,755	126,386
CSC Financial Co. Ltd., Class A	10,600	48,844
Dongxing Securities Co. Ltd., Class A	10,500	18,160
East Money Information Co. Ltd., Class A	24,700	61,307
Everbright Securities Co. Ltd., Class A	14,837	25,216
First Capital Securities Co. Ltd., Class A	11,700	12,737
Founder Securities Co. Ltd., Class A	31,600	33,091
GF Securities Co. Ltd., Class A	22,500	46,672
Guosen Securities Co. Ltd., Class A	15,700	26,435
Guotai Junan Securities Co. Ltd., Class A	27,451	66,760
Guoyuan Securities Co. Ltd., Class A	12,700	16,388
Haitong Securities Co. Ltd., Class A	31,114	63,250
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	33,566
Huaan Securities Co. Ltd., Class A	13,800	15,201
Huatai Securities Co. Ltd., Class A	28,180	74,782
Huaxi Securities Co. Ltd., Class A	8,300	13,358
Huaxia Bank Co. Ltd., Class A	48,798	48,517
Hubei Biocause Pharmaceutical Co. Ltd., Class A	18,800	16,029
Industrial & Commercial Bank of China Ltd., Class A	204,333	154,926
Industrial Bank Co. Ltd., Class A	79,085	195,614
Industrial Securities Co. Ltd., Class A	25,500	25,207
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	9,900	11,245
Nanjing Securities Co. Ltd., Class A	12,300	23,772

New China Life Insurance Co. Ltd., Class A	7,964	50,335
Northeast Securities Co. Ltd., Class A	9,800	12,646
Orient Securities Co. Ltd., Class A	22,751	32,449
Pacific Securities Co. Ltd., Class A*	24,900	12,788
People's Insurance Co. Group of China Ltd., Class A	21,800	21,113
Ping An Bank Co. Ltd., Class A	72,366	150,111
Ping An Insurance Group Co. of China Ltd., Class A	40,709	452,620
SDIC Capital Co. Ltd., Class A	13,500	25,029
Sealand Securities Co. Ltd., Class A	19,760	13,032
Shanghai AJ Group Co. Ltd., Class A	7,000	8,362
Shanghai Pudong Development Bank Co. Ltd., Class A	111,627	173,264
Shanxi Securities Co. Ltd., Class A	10,800	12,144
Shenwan Hongyuan Group Co. Ltd., Class A	86,195	57,708
Sinolink Securities Co. Ltd., Class A	11,500	16,452
SooChow Securities Co. Ltd., Class A	10,700	14,190
Southwest Securities Co. Ltd., Class A	22,200	15,943
Western Securities Co. Ltd., Class A	13,300	18,018
Zheshang Securities Co. Ltd., Class A	9,100	13,721
(Cost $3,389,328)		3,804,938
Health Care - 9.9%
Aier Eye Hospital Group Co. Ltd., Class A	11,504	65,829
Asymchem Laboratories Tianjin Co. Ltd., Class A	900	23,057
Autobio Diagnostics Co. Ltd., Class A	1,100	18,891
Beijing SL Pharmaceutical Co. Ltd., Class A	2,800	5,171
Beijing Tiantan Biological Products Corp. Ltd., Class A	4,000	19,816
Beijing Tongrentang Co. Ltd., Class A	5,400	20,193
Betta Pharmaceuticals Co. Ltd., Class A	1,500	17,317
BGI Genomics Co. Ltd., Class A	1,500	17,779
Changchun High & New Technology Industry Group, Inc., Class A	600	41,544
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	2,700	12,785
China National Accord Medicines Corp. Ltd., Class A	1,200	7,485
China National Medicines Corp. Ltd., Class A	2,600	9,782
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	3,200	6,189
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	3,575	16,775
Chongqing Zhifei Biological Products Co. Ltd., Class A	5,200	44,619
Dong-E-E-Jiao Co. Ltd., Class A	2,500	11,008
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,500	26,807
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,800	13,936
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	7,400	9,422
Hangzhou Tigermed Consulting Co. Ltd., Class A	2,950	32,285
Huadong Medicine Co. Ltd., Class A	5,760	15,903
Hualan Biological Engineering, Inc., Class A	4,800	28,497
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	2,800	9,293
Jafron Biomedical Co. Ltd., Class A	1,600	20,674
Jiangsu Hengrui Medicine Co. Ltd., Class A	16,812	202,243
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	3,300	16,396
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	3,200	7,517
Jinyu Bio-Technology Co. Ltd., Class A	4,200	13,092
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	7,200	11,794
Jointown Pharmaceutical Group Co. Ltd., Class A	7,200	16,697
Lepu Medical Technology Beijing Co. Ltd., Class A	6,900	33,857
Livzon Pharmaceutical Group, Inc., Class A	2,300	12,033
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	14,432	27,191
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,300	16,458
Ovctek China, Inc., Class A	1,500	12,103
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,338	13,218
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	7,000	26,918
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	7,500	20,032
Shanghai RAAS Blood Products Co. Ltd., Class A*	18,400	23,980
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	3,800	13,851
Shenzhen Kangtai Biological Products Co. Ltd., Class A	2,500	39,709
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,800	129,925
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,400	11,664
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,800	11,083
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	5,500	18,057
Tasly Pharmaceutical Group Co. Ltd., Class A	5,720	12,503
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	7,800	12,721
Topchoice Medical Corp., Class A*	1,200	17,869

Walvax Biotechnology Co. Ltd., Class A	6,000	24,549
Winning Health Technology Group Co. Ltd., Class A	6,100	22,445
WuXi AppTec Co. Ltd., Class A	5,700	86,435
Yifan Pharmaceutical Co. Ltd., Class A	4,500	12,334
Yunnan Baiyao Group Co. Ltd., Class A	4,870	54,823
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,296	39,448
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	9,800	8,342
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A*	5,000	14,921
Zhejiang NHU Co. Ltd., Class A	8,100	27,926
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	2,000	12,354
(Cost $1,302,124)		1,519,545
Industrials - 12.4%
AECC Aero-Engine Control Co. Ltd., Class A	3,700	6,860
AECC Aviation Power Co. Ltd., Class A	8,600	28,420
Air China Ltd., Class A	15,300	16,328
AVIC Aircraft Co. Ltd., Class A	10,700	26,037
AVIC Electromechanical Systems Co. Ltd., Class A	12,400	13,748
AVIC Shenyang Aircraft Co. Ltd., Class A*	3,500	13,919
AVICOPTER PLC, Class A	2,100	12,113
Beijing New Building Materials PLC, Class A	6,300	22,712
Beijing Originwater Technology Co. Ltd., Class A	11,000	15,516
Centre Testing International Group Co. Ltd., Class A	2,800	6,521
China Aerospace Times Electronics Co. Ltd., Class A*	10,400	10,757
China Avionics Systems Co. Ltd., Class A	6,900	13,948
China Communications Construction Co. Ltd., Class A	9,900	12,364
China Eastern Airlines Corp. Ltd., Class A*	35,600	23,122
China Gezhouba Group Co. Ltd., Class A	17,500	16,648
China International Marine Containers Group Co. Ltd., Class A	5,232	5,988
China Meheco Co. Ltd., Class A	4,000	8,446
China National Chemical Engineering Co. Ltd., Class A	18,500	18,394
China Railway Construction Corp. Ltd., Class A	43,894	59,654
China Railway Group Ltd., Class A	70,600	54,236
China Railway Hi-tech Industry Co. Ltd., Class A	7,100	10,066
China Shipbuilding Industry Co. Ltd., Class A	83,700	52,805
China Southern Airlines Co. Ltd., Class A	32,700	26,945
China Spacesat Co. Ltd., Class A	4,500	21,894
China State Construction Engineering Corp. Ltd., Class A	161,011	123,692
Contemporary Amperex Technology Co. Ltd., Class A	8,200	159,151
COSCO SHIPPING Development Co. Ltd., Class A	36,400	10,987
COSCO SHIPPING Holdings Co. Ltd., Class A*	24,500	14,160
CRRC Corp. Ltd., Class A	92,844	85,005
Dalian Port PDA Co. Ltd., Class A	31,000	7,894
Daqin Railway Co. Ltd., Class A	57,213	57,948
Dongfang Electric Corp. Ltd., Class A	10,500	13,894
Eve Energy Co. Ltd., Class A*	3,700	35,226
Fangda Carbon New Material Co. Ltd., Class A*	10,181	14,667
Guangshen Railway Co. Ltd., Class A	21,000	7,751
Guangzhou Baiyun International Airport Co. Ltd., Class A	7,800	17,273
Guoxuan High-Tech Co. Ltd., Class A	3,600	11,474
Hefei Meiya Optoelectronic Technology, Inc., Class A	2,500	12,900
Hongfa Technology Co. Ltd., Class A	2,700	13,210
Inner Mongolia First Machinery Group Co. Ltd., Class A	5,400	7,756
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,300	27,381
Jiangsu Zhongtian Technology Co. Ltd., Class A	12,000	14,455
Juneyao Airlines Co. Ltd., Class A*	5,900	9,310
Metallurgical Corp. of China Ltd., Class A	58,114	22,613
NARI Technology Co. Ltd., Class A	17,800	50,496
Ningbo Zhoushan Port Co. Ltd., Class A	36,800	17,320
Power Construction Corp. of China Ltd., Class A	47,500	28,880
Sany Heavy Industry Co. Ltd., Class A	32,450	80,914
SF Holding Co. Ltd., Class A	5,800	40,615
Shanghai Construction Group Co. Ltd., Class A	37,000	17,732
Shanghai Electric Group Co. Ltd., Class A	30,300	19,463
Shanghai International Airport Co. Ltd., Class A	3,395	31,914
Shanghai International Port Group Co. Ltd., Class A	32,600	21,173
Shanghai M&G Stationery, Inc., Class A	3,500	22,231
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	2,800	5,952
Shanghai Tunnel Engineering Co. Ltd., Class A	16,200	12,978
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	2,800	5,880
Shenzhen Airport Co. Ltd., Class A	7,300	8,428

Shenzhen Inovance Technology Co. Ltd., Class A	6,500	26,325
Siasun Robot & Automation Co. Ltd., Class A*	5,400	11,564
Sinochem International Corp., Class A	10,300	8,517
Sinotrans Ltd., Class A	15,100	7,733
Spring Airlines Co. Ltd., Class A	3,598	18,324
Sunwoda Electronic Co. Ltd., Class A	5,700	17,939
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	10,200	12,651
TangShan Port Group Co. Ltd., Class A	22,400	7,402
TBEA Co. Ltd., Class A	14,881	13,263
Tian Di Science & Technology Co. Ltd., Class A	18,100	7,923
Tus Environmental Science And Technology Development Co. Ltd., Class A	5,100	7,201
Weichai Power Co. Ltd., Class A	21,900	44,895
XCMG Construction Machinery Co. Ltd., Class A	30,349	22,881
Xiamen C & D, Inc., Class A	10,700	11,741
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	13,243	19,930
Yunda Holding Co. Ltd., Class A	5,600	23,697
Zhejiang Chint Electrics Co. Ltd., Class A	8,217	31,703
Zhejiang Dingli Machinery Co. Ltd., Class A	1,300	13,063
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	10,300	29,293
Zhejiang Weixing New Building Materials Co. Ltd., Class A	5,700	9,671
Zhengzhou Yutong Bus Co. Ltd., Class A	8,000	17,258
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	25,150	22,595
(Cost $1,788,003)		1,913,733
Information Technology - 14.5%
360 Security Technology, Inc., Class A	5,100	16,306
Accelink Technologies Co. Ltd., Class A	2,300	9,831
Aisino Corp., Class A	7,096	23,957
AVIC Jonhon Optronic Technology Co. Ltd., Class A	4,000	22,483
Beijing Shiji Information Technology Co. Ltd., Class A	3,400	18,877
Beijing Sinnet Technology Co. Ltd., Class A	5,600	20,108
BOE Technology Group Co. Ltd., Class A	126,402	88,605
Chaozhou Three-Circle Group Co. Ltd., Class A	6,658	22,669
China Greatwall Technology Group Co. Ltd., Class A	11,300	22,616
China National Software & Service Co. Ltd., Class A	1,800	21,947
China TransInfo Technology Co. Ltd., Class A	5,300	20,532
Dawning Information Industry Co. Ltd., Class A	3,300	21,329
DHC Software Co. Ltd., Class A	12,000	25,321
Fiberhome Telecommunication Technologies Co. Ltd., Class A	4,100	17,584
Foxconn Industrial Internet Co. Ltd., Class A	15,200	37,140
GCL System Integration Technology Co. Ltd., Class A*	19,100	15,083
Gigadevice Semiconductor Beijing, Inc., Class A	1,200	62,323
Glodon Co. Ltd., Class A	4,200	26,864
GoerTek, Inc., Class A	12,577	40,069
GRG Banking Equipment Co. Ltd., Class A	8,700	11,749
Guangzhou Haige Communications Group, Inc. Co., Class A	8,800	15,094
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	35,200	176,247
Hangzhou Silan Microelectronics Co. Ltd., Class A	5,100	12,542
Hengtong Optic-electric Co. Ltd., Class A	7,300	17,200
Holitech Technology Co. Ltd., Class A	10,900	11,165
Hubei Kaile Science & Technology Co. Ltd., Class A	3,200	6,272
Hundsun Technologies, Inc., Class A	3,080	42,383
Hytera Communications Corp. Ltd., Class A	7,600	8,339
Iflytek Co. Ltd., Class A	8,434	46,561
Inspur Electronic Information Industry Co. Ltd., Class A	4,900	29,476
Lens Technology Co. Ltd., Class A	10,400	28,967
Leyard Optoelectronic Co. Ltd., Class A	10,300	10,860
Lingyi iTech Guangdong Co., Class A*	21,400	34,686
LONGi Green Energy Technology Co. Ltd., Class A	14,010	61,530
Luxshare Precision Industry Co. Ltd., Class A	20,011	136,838
NAURA Technology Group Co. Ltd., Class A	1,900	40,230
Newland Digital Technology Co. Ltd., Class A	4,000	10,426
Ninestar Corp., Class A	3,600	21,414
OFILM Group Co. Ltd., Class A*	10,500	27,789
Sanan Optoelectronics Co. Ltd., Class A	14,979	52,821
Sangfor Technologies, Inc., Class A	1,300	37,046
Shanghai 2345 Network Holding Group Co. Ltd., Class A	23,346	10,554
Shanghai Baosight Software Co. Ltd., Class A	3,100	20,129
Shengyi Technology Co. Ltd., Class A	8,700	38,396
Shennan Circuits Co. Ltd., Class A	1,300	38,605
Shenzhen Goodix Technology Co. Ltd., Class A	1,400	62,059
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A*	3,300	9,130
Shenzhen Sunway Communication Co. Ltd., Class A*	3,700	26,429

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	6,200	25,101
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	10,500	26,407
Tianma Microelectronics Co. Ltd., Class A	7,600	17,613
Tunghsu Optoelectronic Technology Co. Ltd., Class A	20,800	10,831
Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,200	18,238
Unisplendour Corp. Ltd., Class A	6,320	41,065
Universal Scientific Industrial Shanghai Co. Ltd., Class A	5,300	16,332
Venustech Group, Inc., Class A	3,300	19,634
Visionox Technology, Inc., Class A*	5,100	9,704
Wangsu Science & Technology Co. Ltd., Class A	9,200	12,885
Westone Information Industry, Inc., Class A	3,100	11,220
Will Semiconductor Ltd., Class A	2,200	54,832
Wingtech Technology Co. Ltd., Class A*	3,500	69,783
Wuhan Guide Infrared Co. Ltd., Class A	3,500	23,748
WUS Printed Circuit Kunshan Co. Ltd., Class A	6,600	24,643
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	3,400	27,311
Yealink Network Technology Corp. Ltd., Class A	1,900	28,347
Yonyou Network Technology Co. Ltd., Class A	9,620	63,388
Zhejiang Dahua Technology Co. Ltd., Class A	11,600	32,160
Zhongji Innolight Co. Ltd., Class A	2,200	19,526
ZTE Corp., Class A*	14,800	105,863
(Cost $1,532,243)		2,237,212
Materials - 7.6%
Aluminum Corp. of China Ltd., Class A*	49,808	21,804
Angang Steel Co. Ltd., Class A	27,490	11,247
Anhui Conch Cement Co. Ltd., Class A	15,564	122,148
Baoshan Iron & Steel Co. Ltd., Class A	70,857	52,710
BBMG Corp., Class A	31,700	15,283
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	5,600	24,883
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	7,800	6,260
China Jushi Co. Ltd., Class A	12,800	17,176
China Molybdenum Co. Ltd., Class A	67,500	39,301
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	13,993	18,216
Ganfeng Lithium Co. Ltd., Class A	3,800	28,257
GEM Co. Ltd., Class A	15,900	12,169
Guangdong HEC Technology Holding Co. Ltd., Class A	11,300	13,482
Hengli Petrochemical Co. Ltd., Class A	22,520	48,003
Hengyi Petrochemical Co. Ltd., Class A	10,900	21,534
Hesteel Co. Ltd., Class A	42,000	13,519
Huaxin Cement Co. Ltd., Class A	5,100	17,795
Hunan Valin Steel Co. Ltd., Class A*	15,000	8,519
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	174,900	29,274
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A*	32,095	12,397
Jiangsu Yangnong Chemical Co. Ltd., Class A	1,100	11,008
Jiangxi Copper Co. Ltd., Class A	7,844	15,362
Jinduicheng Molybdenum Co. Ltd., Class A	10,200	9,397
Lomon Billions Group Co. Ltd., Class A	7,800	17,430
Luxi Chemical Group Co. Ltd., Class A	5,000	6,366
Maanshan Iron & Steel Co. Ltd., Class A	21,600	8,559
Nanjing Iron & Steel Co. Ltd., Class A	13,100	5,772
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	30,200	10,326
Rongsheng Petro Chemical Co. Ltd., Class A	19,052	28,209
Sansteel Minguang Co. Ltd. Fujian, Class A	8,700	9,745
Shandong Gold Mining Co. Ltd., Class A	9,967	48,365
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	5,900	14,247
Shandong Nanshan Aluminum Co. Ltd., Class A	45,700	13,860
Shandong Sinocera Functional Material Co. Ltd., Class A	3,700	12,719
Shandong Sun Paper Industry JSC Ltd., Class A	9,600	13,033
Shanxi Taigang Stainless Steel Co. Ltd., Class A	19,100	9,618
Shanying International Holding Co. Ltd., Class A*	13,500	6,547
Shenghe Resources Holding Co. Ltd., Class A	6,300	6,372
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	17,200	9,104
Sichuan Hebang Biotechnology Co. Ltd., Class A*	25,800	6,053
Sinopec Shanghai Petrochemical Co. Ltd., Class A	25,270	14,460
Tangshan Jidong Cement Co. Ltd., Class A	4,900	13,235
Tianqi Lithium Corp., Class A	5,590	25,366
Tongkun Group Co. Ltd., Class A	7,100	13,935
Tongling Nonferrous Metals Group Co. Ltd., Class A	51,200	15,089
Transfar Zhilian Co. Ltd., Class A	12,390	11,025
Wanhua Chemical Group Co. Ltd., Class A	12,100	81,426
Weihai Guangwei Composites Co. Ltd., Class A	1,900	13,694
Xiamen Tungsten Co. Ltd., Class A	4,800	8,199
Xinjiang Zhongtai Chemical Co. Ltd., Class A	6,400	5,200
Xinxing Ductile Iron Pipes Co. Ltd., Class A	9,800	4,991

Xinyu Iron & Steel Co. Ltd., Class A	10,800	6,582
Yintai Gold Co. Ltd., Class A	6,300	12,609
Yunnan Energy New Material Co. Ltd.	2,600	21,700
Yunnan Tin Co. Ltd., Class A*	6,800	9,008
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,032	21,798
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	5,000	7,139
Zhejiang Juhua Co. Ltd., Class A	9,600	11,330
Zhejiang Longsheng Group Co. Ltd., Class A	12,500	23,104
Zhongjin Gold Corp. Ltd., Class A	15,200	17,635
Zijin Mining Group Co. Ltd., Class A	74,897	44,573
(Cost $1,105,467)		1,178,167
Real Estate - 4.1%
Beijing Capital Development Co. Ltd., Class A	8,800	8,447
China Enterprise Co. Ltd., Class A	14,100	8,432
China Fortune Land Development Co. Ltd., Class A	11,540	38,944
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	30,415	75,448
China Vanke Co. Ltd., Class A	37,396	158,300
Financial Street Holdings Co. Ltd., Class A	11,000	10,921
Gemdale Corp., Class A	17,422	35,641
Grandjoy Holdings Group Co. Ltd., Class A	8,400	6,705
Greenland Holdings Corp. Ltd., Class A	30,973	25,877
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	13,600	16,148
Jinke Properties Group Co. Ltd., Class A	17,800	19,175
Oceanwide Holdings Co. Ltd., Class A	8,700	5,252
Poly Developments and Holdings Group Co. Ltd., Class A	45,773	106,015
RiseSun Real Estate Development Co. Ltd., Class A	16,700	20,450
Seazen Holdings Co. Ltd., Class A	8,013	36,797
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	6,000	11,064
Sichuan Languang Development Co. Ltd., Class A	7,400	6,870
Tahoe Group Co. Ltd., Class A	8,600	6,533
Xinhu Zhongbao Co. Ltd., Class A	33,200	14,961
Yango Group Co. Ltd., Class A	14,900	17,074
(Cost $570,468)		629,054
Utilities - 2.5%
Chengdu Xingrong Environment Co. Ltd., Class A	12,200	7,889
China National Nuclear Power Co. Ltd., Class A	49,184	32,296
China Yangtze Power Co. Ltd., Class A	81,600	198,800
GD Power Development Co. Ltd., Class A	74,800	22,471
Huadian Power International Corp. Ltd., Class A	24,000	11,330
Huaneng Power International, Inc., Class A	27,800	18,692
Hubei Energy Group Co. Ltd., Class A	16,500	8,663
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	19,300	7,786
SDIC Power Holdings Co. Ltd., Class A	26,195	28,330
Shanghai Electric Power Co. Ltd., Class A	8,700	8,762
Shenergy Co. Ltd., Class A	18,700	14,098
Shenzhen Energy Group Co. Ltd., Class A	11,800	9,166
Sichuan Chuantou Energy Co. Ltd., Class A	17,100	22,384
(Cost $410,276)		390,667
TOTAL COMMON STOCKS (Cost $13,273,453)		15,410,494
EXCHANGE-TRADED FUNDS - 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)
(Cost $2,200)	100	2,857
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(c)(d)
(Cost $2,826)	2,826	2,826
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series "Institutional Shares", 1.54%(c)
(Cost $11,916)	11,916	11,916

TOTAL INVESTMENTS - 100.1%
(Cost $13,290,395)		$15,428,093
Other assets and liabilities, net - (0.1%)		(10,819)
NET ASSETS - 100.0%		$15,417,274

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
EXCHANGE-TRADED FUNDS - 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)
6,530	—	(4,250)		949	(372)	29	—	100	2,857
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(c)(d)
6,352	—	(3,526	)(e)	—	—	47	—	2,826	2,826
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.54%(c)
501,496	69,216,288	(69,705,868)		—	—	18,647	—	11,916	11,916
514,378	69,216,288	(69,713,644)		949	(372)	18,723	—	14,842	17,599

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $2,714, which is 0.0% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

JSC	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$15,410,494	$—	$—	$15,410,494
Exchange-Traded Funds	2,857	—	—	2,857
Short-Term Investments(f)	14,742	—	—	14,742
TOTAL	$15,428,093	$—	$—	$15,428,093

(f)	See Schedule of Investments for additional detailed categorizations.